Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash provided by (used in): Operating activities
Comprehensive income (loss) for the year	$ (8,970,398)	$ (9,099,562)	$ 10,540,228
Items not affecting cash:
Deferred income tax recovery			(6,823,000)
Stock-based compensation expense	581,356	790,500	1,081,000
Amortization expense	1,897,576	2,104,864	704,943
Settlement of payable with shares	95,181
Non-cash changes to asset retirement obligation	2,283	4,000	1,800
Asset retirement obligations paid	(821)		(560)
Valuation allowance of Bolivian Tax Credits	207,682
Amortization of deferred gain on sale of aircraft (Note 19)	(103,534)
Other	(3,018)	(2,917)	87,756
Change in non-cash working capital balances (Note 14)	829,014	(1,384,499)	1,392,755
Total non-cash items	3,505,719	1,511,948	(3,555,306)
Net cash from (used in) operating activities	(5,464,679)	(7,587,614)	6,984,922
Cash provided by (used in) Financing activities
Proceeds from exercise of stock options	35,994	498,970	335,946
Net Proceeds from Rights Offering	2,029,867
Cost of equity-based transaction with non-employee	(6,149)
Repayment of capital lease obligation	(36,769)	(34,159)	(8,122)
Net cash from financing activities	2,022,943	464,811	327,824
Cash provided by (used in) Investing activities
Proceeds from sale/(purchase) of property & equipment, net	3,133,532	(89,702)	(3,380,717)
Decrease in short-term investments	503,091	602,385	3,117,952
(Increase) in Deposits	(518,765)
Decrease (increase) in restricted cash		75,000	(75,000)
Change in non-cash working capital balances (Note 14)		(60,187)	60,187
Net cash from (used in) investing activities	3,117,858	527,496	(277,578)
Net increase (decrease) in cash and cash equivalents	(323,878)	(6,595,307)	7,035,168
Cash and cash equivalents, beginning of the year	490,496	7,085,803	50,635
Cash and cash equivalents, end of the year	166,618	490,496	7,085,803
Supplemental information:
Cash interest (received)	4,487	16,057	(15,134)
Cash taxes paid	$ 72,587	$ 1,634,360	$ 717,782